NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2026

		Fair
Common Stock - 115.2%	Shares	Value
Cloud Services - 1.9%
DigitalOcean Holdings Inc(1)(3)	110,000	$6,166,600

Cryptocurrency Miners - 1.1%
IREN Ltd(2)(3)	90,000	3,685,500

Cybersecurity - 7.6%
Crowdstrike Holdings Inc(1)(3)	23,000	8,555,540
Palo Alto Networks Inc(3)	56,000	8,339,446
Cloudflare Inc(1)(3)	45,000	7,748,550
		24,643,536
Electrical Power Equipment - 5.1%
GE Vernova, Inc.	19,000	16,598,400

Engineering & Construction - 21.8%
Argan Inc	35,000	15,793,750
Dycom Industries Inc(3)	15,000	6,300,300
MasTec Inc(3)	47,000	14,006,940
Primoris Services Corporation(1)	95,000	14,318,400
Quanta Services, Inc.	25,000	14,077,000
Solv Energy Inc.(3)	100,000	3,152,000
Sterling Infrastructure Inc.(3)	6,000	2,568,780
		70,217,170
Exploration & Production - 2.1%
Viper Energy Inc	149,000	6,934,460

Fuels Distribution - 2.2%
ARKO Petroleum Corp(3)	365,000	6,938,650

Industry Software - 2.2%
MongoDB Inc(3)	10,000	3,284,700
Snowflake Inc(3)	23,000	3,873,430
		7,158,130
Large Cap Diversified C Corps. - 18.4%
Cheniere Energy, Inc.	42,000	9,900,660
Kinder Morgan, Inc.	291,000	9,681,570
Oneok, Inc.	200,000	16,554,000
Pembina Pipeline Corporation(2)	114,000	5,014,860
TC Energy Corp(2)	110,000	7,080,700
Williams Companies, Inc.	147,000	10,983,840
		59,215,630
Natural Gas Gatherers & Processors - 12.1%
DT Midstream, Inc.	95,000	13,189,800
Kinetik Holdings, Inc.	330,000	15,011,700
Western Midstream Partners, L.P.	262,000	10,896,580
		39,098,080
Natural Gas Transportation & Storage - 8.0%
Antero Midstream Corporation	316,000	7,103,680
Targa Res Corporation	79,000	18,628,200
		25,731,880
Oilfield Services - 0.9%
Solaris Energy Infrastructure(1)	60,000	2,977,800

Other Renewable Generation - 3.6%
Bloom Energy Corporation(3)	74,000	11,519,580

Solar Equipment - 3.3%
NEXTracker Inc(3)	100,000	10,510,000

Utilities - 24.9%
American Electric Power Co Inc	25,000	3,345,500
Constellation Energy Corporation	44,000	14,514,720
Duke Energy Corp	35,000	4,579,750
Entergy Corp	63,000	6,747,930
NextEra Energy Inc(1)	50,000	4,688,500
NRG Energy Inc	73,000	13,064,080
Southern Co/The	45,000	4,382,100
Talen Energy Corp(3)	33,000	12,242,010
Vistra Corporation	73,000	12,693,970
WEC Energy Group Inc	35,000	4,093,600
		80,352,160
Total Common Stocks (Cost $256,520,307)		$371,747,576

Master Limited Partnerships and Related Companies - 15.5%	Units
Large Cap Diversified C Corps - 2.1%
Plains GP Holdings, L.P.	295,000	$6,649,300

Large Cap MLP - 12.6%
Energy Transfer, L.P.	969,999	18,274,790
Enterprise Prods Partners, L.P.	177,000	6,396,780
MPLX, L.P.	268,000	15,795,920
		40,467,490
Upstream MLP - 0.8%
TXO Energy Partners, L.P.	201,000	2,516,520
Total MLP Investments and Related Companies (Cost $26,385,218)		$49,633,310

Real Estate Investment Trusts - 1.9%	Shares
Data Centers - 1.9%
Digital Realty Trust Inc	34,000	$6,024,800
Total Real Estate Investment Trusts (Cost $5,679,106)		$6,024,800

Fixed Income - 0.0%	Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2050(1)(4)	5,000,000	$-
Total Fixed Income (Cost $4,932,683)		$-

Short-Term Investments - Investment Companies - 7.8%	Shares
First American Government Obligations Fund - Class X, 3.60%(1)(5)	12,570,157	$12,570,157
First American Treasury Obligations Fund - Class X, 3.60%(1)(5)	12,570,157	12,570,157
Total Short-Term Investments - Investment Companies (Cost $25,140,314)		$25,140,314

Total Investments - 140.4% (Cost $318,657,628)		$452,546,000
Liabilities in Excess of Other Assets - (40.4)%		(130,294,822)
Net Assets Applicable to Common Stockholders - 100.0%		$322,251,178

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 3.75% and Australia 1.14%.
(3)	No distribution or dividend was made during the period ended February 28, 2026. As such, it is classified as a non-income producing security as of February 28, 2026.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of February 28, 2026, the value of these investments was $0 or 0.00% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2026.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2026	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$371,747,576	$371,747,576	$-	$-
Master Limited Partnerships and Related Companies (a)	49,633,310	49,633,310	-	-
Real Estate Investment Trusts (a)	6,024,800	6,024,800	-	-
Total Equity Securities	427,405,686	427,405,686	-	-
Other
Short Term Investments (a)	25,140,314	25,140,314	-	-
Total Other	25,140,314	25,140,314	-	-
Total Assets	$452,546,000	$452,546,000	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2026.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2026.